Average Annual Total Returns		12 Months Ended	18 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Municipal Bond Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	3.40%
Bloomberg California Municipal 0-2 Year Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.74%	3.12%
iShares Short-Term California Muni Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	3.30%
Performance Inception Date			Jul. 11, 2023
iShares Short-Term California Muni Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.89%	3.30%
Performance Inception Date	[3]		Jul. 11, 2023
iShares Short-Term California Muni Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.01%	3.26%
Performance Inception Date	[3]		Jul. 11, 2023

[1]
The Bloomberg U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

[2]
The Bloomberg California Municipal 0-2 Year Index is a market-value-weighted index that measures the performance of investment-grade, tax-exempt municipal bonds issued by the state of California with remaining maturities between 0 and 2 years. It is a subset of the broader Bloomberg Municipal Index.

[3]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.